Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000261794 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000261794 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000261794 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000261794 | 0-1 Year
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000261798 | Florida
Holdings [Line Items]
Percent of Total Investments	12.70%
C000261798 | Washington
Holdings [Line Items]
Percent of Total Investments	10.10%
C000261798 | Texas
Holdings [Line Items]
Percent of Total Investments	9.30%
C000261798 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	7.70%
C000261798 | Tennessee
Holdings [Line Items]
Percent of Total Investments	6.90%
C000261798 | Indiana
Holdings [Line Items]
Percent of Total Investments	5.60%
C000261798 | Utah
Holdings [Line Items]
Percent of Total Investments	4.90%
C000261798 | Kansas
Holdings [Line Items]
Percent of Total Investments	4.70%
C000261798 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.00%
C000261798 | Ohio
Holdings [Line Items]
Percent of Total Investments	3.60%
C000261798 | 0.0364043056824299822267784280
Holdings [Line Items]
Percent of Total Investments	30.50%
C000261795 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000261795 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000261795 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000261795 | 0-1 Year
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000261795 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000261799 | Florida
Holdings [Line Items]
Percent of Total Investments	12.50%
C000261799 | Washington
Holdings [Line Items]
Percent of Total Investments	9.90%
C000261799 | Texas
Holdings [Line Items]
Percent of Total Investments	12.50%
C000261799 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	11.80%
C000261799 | Indiana
Holdings [Line Items]
Percent of Total Investments	2.60%
C000261799 | Illinois
Holdings [Line Items]
Percent of Total Investments	5.60%
C000261799 | District of Columbia
Holdings [Line Items]
Percent of Total Investments	5.70%
C000261799 | Michigan
Holdings [Line Items]
Percent of Total Investments	4.50%
C000261799 | Nevada
Holdings [Line Items]
Percent of Total Investments	3.70%
C000261799 | New Mexico
Holdings [Line Items]
Percent of Total Investments	2.50%
C000261799 | 0.0250903464843412645867037543
Holdings [Line Items]
Percent of Total Investments	28.70%
C000261796 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000261796 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000261796 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000261796 | 0-1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000261796 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000261796 | 10-20 Years
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000261790 | Florida
Holdings [Line Items]
Percent of Total Investments	7.40%
C000261790 | Washington
Holdings [Line Items]
Percent of Total Investments	7.30%
C000261790 | Texas
Holdings [Line Items]
Percent of Total Investments	14.80%
C000261790 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	4.30%
C000261790 | Illinois
Holdings [Line Items]
Percent of Total Investments	8.10%
C000261790 | Michigan
Holdings [Line Items]
Percent of Total Investments	6.90%
C000261790 | New York
Holdings [Line Items]
Percent of Total Investments	9.60%
C000261790 | New Jersey
Holdings [Line Items]
Percent of Total Investments	3.40%
C000261790 | California
Holdings [Line Items]
Percent of Total Investments	3.30%
C000261790 | Iowa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000261790 | 0.0323068770291771979086400342
Holdings [Line Items]
Percent of Total Investments	31.70%
C000261797 | Cash/and or Derivatives
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261797 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000261797 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000261797 | 0-1 Year
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261797 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000261797 | 10-20 Years
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000261797 | 20+ Years
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000261791 | Florida
Holdings [Line Items]
Percent of Total Investments	8.70%
C000261791 | Washington
Holdings [Line Items]
Percent of Total Investments	10.20%
C000261791 | Texas
Holdings [Line Items]
Percent of Total Investments	11.00%
C000261791 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	4.40%
C000261791 | Illinois
Holdings [Line Items]
Percent of Total Investments	8.30%
C000261791 | Michigan
Holdings [Line Items]
Percent of Total Investments	4.10%
C000261791 | New York
Holdings [Line Items]
Percent of Total Investments	14.50%
C000261791 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	9.30%
C000261791 | Maryland
Holdings [Line Items]
Percent of Total Investments	6.70%
C000261791 | Georgia
Holdings [Line Items]
Percent of Total Investments	2.50%
C000261791 | 0.0253315636119458794716673750
Holdings [Line Items]
Percent of Total Investments	20.30%
C000261792 | Florida
Holdings [Line Items]
Percent of Total Investments	10.50%
C000261792 | Washington
Holdings [Line Items]
Percent of Total Investments	5.10%
C000261792 | Texas
Holdings [Line Items]
Percent of Total Investments	14.70%
C000261792 | Indiana
Holdings [Line Items]
Percent of Total Investments	3.60%
C000261792 | Illinois
Holdings [Line Items]
Percent of Total Investments	6.10%
C000261792 | Nevada
Holdings [Line Items]
Percent of Total Investments	4.10%
C000261792 | New York
Holdings [Line Items]
Percent of Total Investments	5.00%
C000261792 | California
Holdings [Line Items]
Percent of Total Investments	6.40%
C000261792 | Alabama
Holdings [Line Items]
Percent of Total Investments	5.00%
C000261792 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.00%
C000261792 | 0.0304135863286127933245178071
Holdings [Line Items]
Percent of Total Investments	36.50%
C000261789 | Florida
Holdings [Line Items]
Percent of Total Investments	4.60%
C000261789 | Washington
Holdings [Line Items]
Percent of Total Investments	4.80%
C000261789 | Texas
Holdings [Line Items]
Percent of Total Investments	24.60%
C000261789 | Illinois
Holdings [Line Items]
Percent of Total Investments	6.30%
C000261789 | Ohio
Holdings [Line Items]
Percent of Total Investments	3.10%
C000261789 | District of Columbia
Holdings [Line Items]
Percent of Total Investments	2.80%
C000261789 | Nevada
Holdings [Line Items]
Percent of Total Investments	4.10%
C000261789 | California
Holdings [Line Items]
Percent of Total Investments	3.10%
C000261789 | Alabama
Holdings [Line Items]
Percent of Total Investments	3.60%
C000261789 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	2.90%
C000261789 | 0.0284683364123744806022776836
Holdings [Line Items]
Percent of Total Investments	40.10%
C000261793 | Florida
Holdings [Line Items]
Percent of Total Investments	4.50%
C000261793 | Washington
Holdings [Line Items]
Percent of Total Investments	4.80%
C000261793 | Texas
Holdings [Line Items]
Percent of Total Investments	17.90%
C000261793 | Illinois
Holdings [Line Items]
Percent of Total Investments	6.10%
C000261793 | New York
Holdings [Line Items]
Percent of Total Investments	10.30%
C000261793 | California
Holdings [Line Items]
Percent of Total Investments	9.20%
C000261793 | Georgia
Holdings [Line Items]
Percent of Total Investments	3.00%
C000261793 | Alabama
Holdings [Line Items]
Percent of Total Investments	4.50%
C000261793 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.60%
C000261793 | Colorado
Holdings [Line Items]
Percent of Total Investments	2.30%
C000261793 | 0.0230979993575546304820671860
Holdings [Line Items]
Percent of Total Investments	33.80%
C000271317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000271317 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000271317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000271317 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000271317 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000271317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000271317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000271317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000271317 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000271317 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000271317 | Other and ETF
Holdings [Line Items]
Percent of Net Asset Value	35.50%